Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life	Depreciation is calculated on the straight-line method generally based on the following useful lives:
Estimated Life in Years
Buildings and leasehold improvements	5 ~ 50
Machinery and equipment	5 ~ 10
Office equipment	3 ~ 6

Schedule of Revenue and Gross Profit Information of our Reportable Segment

The following tables present revenue and gross profit information for each of our only reportable segment:

	For The Three-Month Periods Ended March 31
	2025	2024 (Restated)
Revenue	$-	$1,205
Cost of Revenue	-	277
Segment Gross Profit (Loss)	$-	$928

Depreciation expense	$7,021	$1,286

The following tables present revenue and gross profit information for each of our only reportable segment:

	For The Years Ended December 31
	2024	2023 (Restated)
Revenue	$509,589	$152,430
Cost of Revenue	763	302,037
Segment Gross Profit (Loss)	$508,826	$(149,607)

Depreciation expense	$32,025	$28,531

Schedule of Reconciliation of Total Segment Gross Profit

The following table provides a reconciliation of total segment gross profit to the Company's loss before provision for income tax:

	For The Three-Month Periods Ended March 31
	2025	2024 (Restated)
Segment Gross Profit (Loss)	$-	$928
Less:
Selling, general and administrative expenses	615,371	738,486
Research and development expenses	28,861	69,066
Stock-based compensation	48,773	2,031,631
Add (Less):
Interest income	19,071	4,049
Interest expense	(222,967)	(181,676)
Operating sublease income	12,000	8,000
Gain (loss) on foreign exchange changes	(9,912)	60,730
Loss on investment in equity securities	(50,877)	-

Other income, net	1,500	19,485
Loss before provision for income tax	$(944,190)	$(2,927,667)

The following table provides a reconciliation of total segment gross profit to the Company's loss before provision for income tax:

	For The Years Ended December 31
	2024	2023 (Restated)
Segment Gross Profit (Loss)	$508,826	$(149,607)
Less:
Selling, general and administrative expenses	2,261,336	5,368,278
Research and development expenses	179,272	1,062,916
Stock-based compensation	2,773,460	185,933
Add (Less):
Interest income	87,358	185,481
Interest expense	(825,899)	(1,313,671)
Operating sublease income	48,478	65,900
Gain (loss) on foreign exchange changes	(25,135)	22,690
Loss on investment in equity securities	(339,171)	(221,888)
Write off unclaimed accrued liabilities	255,592	-
Other income, net	134,443	3,384
Loss before provision for income tax	$(5,369,576)	$(8,024,838)